INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2015
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES
The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.
In addition, the Company received 55 million shares in Frontline on June 5, 2015 (see Note 7 and Note 14), which following receipt was determined to be an associated company. Frontline is listed on the New York Stock Exchange and reports its operating results on a quarterly basis.
At June 30, 2015, June 30, 2014 and December 31, 2014, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2015	June 30, 2014	December 31, 2014
SFL West Polaris Limited (“SFL West Polaris”)	—%	100.00%	—%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	—%	—%	—%
SFL Corte Real Limited (“Corte Real”)	—%	—%	—%
SFL Hercules Ltd (“SFL Hercules”)	100.00%	100.00%	100.00%
SFL Linus Ltd (“SFL Linus”)	100.00%	100.00%	100.00%
Frontline	27.73%	—%	—%

Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2015
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	116,319	—	—	—	32,386	37,882	46,051
Non-current assets	1,269,854	—	—	—	382,503	380,073	507,278
Total assets	1,386,173	—	—	—	414,889	417,955	553,329
Current liabilities	135,282	—	—	—	25,197	28,580	81,505
Non-current liabilities	1,182,100	—	—	—	353,902	374,148	454,050
Total Liabilities	1,317,382	—	—	—	379,099	402,728	535,555
Total stockholders’ equity	68,791	—	—	—	35,790	15,227	17,774

	As of December 31, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	127,268	—	—	—	44,297	38,619	44,352
Non-current assets	1,324,765	—	—	—	397,191	397,226	530,348
Total assets	1,452,033	—	—	—	441,488	435,845	574,700
Current liabilities	122,861	—	—	—	38,376	32,945	51,540
Non-current liabilities	1,275,715	—	—	—	371,147	391,500	513,068
Total Liabilities	1,398,576	—	—	—	409,523	424,445	564,608
Total stockholders’ equity	53,457	—	—	—	31,965	11,400	10,092

Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2015
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	41,929	—	—	—	11,335	11,768	18,826
Net operating revenues	41,923	—	—	—	11,333	11,766	18,824
Net income	15,815	—	—	—	3,825	3,827	8,163

	Six months ended June 30, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	52,653	1,171	2,492	11,151	12,936	12,686	12,217
Net operating revenues	49,601	232	431	11,136	12,924	12,672	12,206
Net income	14,019	232	431	2,005	4,239	4,077	3,035

	Year ended December 31, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	108,632	1,171	2,492	22,251	24,917	24,565	33,236
Net operating revenues	105,567	232	431	22,234	24,905	24,544	33,221
Net income	33,497	232	431	4,643	8,023	7,755	12,413

At June 30, 2015, the carrying value of the Company's investment in Frontline was $151.4 million and its share of the net income of Frontline since receipt of the shares on June 5, 2015 amounted to $1.3 million. As at June 30, 2015, the quoted value of the Company's investment in Frontline was $134.2 million.

SFL West Polaris was a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), fully guaranteed by its parent company Seadrill Limited (“Seadrill”), a related party. The vessel was chartered on a bareboat basis and the terms of the charter provided the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris had a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expired in 2023. Because the main asset of SFL West Polaris was the subject of a lease which included both fixed price call options and a fixed price put option, it was determined that this subsidiary of Ship Finance was a variable interest entity in which Ship Finance was not the primary beneficiary. In December 2014, the parent company of the charterer advised the Company of its intention to exercise a purchase option, and the transaction was effected on December 30, 2014 as a sale of SFL West Polaris. The Company recorded a gain of $6.1 million on the sale, which was recorded as “Gain on sale of investment in associated company”. In December 2012, SFL West Polaris entered into a $420 million five year term loan and revolving credit facility, which was used in January 2013 to refinance the previous facility established in 2008. Although SFL West Polaris was no longer one of its subsidiaries, the Company guaranteed $88.0 million of this debt until June 19, 2015, when the guarantee obligation was released.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra-deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. (“Seadrill Deepwater”) and Seadrill Offshore AS (“Seadrill Offshore”), two wholly-owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. In June 2013, one of the rigs, West Hercules, was transferred from SFL Deepwater to SFL Hercules, also a 100% owned subsidiary of Ship Finance, at the carrying value of the investment in finance lease. The remaining rig, West Taurus, is chartered on a bareboat basis and the terms of the charter provide Seadrill Deepwater with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In October 2013, SFL Deepwater entered into a $390.0 million five year term loan and revolving credit facility, which was used in November 2013 to refinance the outstanding balance under the previous facility entered into in September 2008, and for general corporate purposes. At June 30, 2015, the balance outstanding under the new facility was $282.4 million. The Company guaranteed $85.0 million of this debt at June 30, 2015.

SFL Hercules is a 100% owned subsidiary of Ship Finance which was incorporated in January 2012 for the purpose of holding the ultra-deepwater drilling rig West Hercules and leasing that rig to Seadrill Offshore, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. The terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In May 2013, SFL Hercules entered into a $375 million secured term loan and revolving credit facility with a syndicate of banks to partly fund its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013 and at June 30, 2015, the balance outstanding under this facility was $320.0 million. The Company guaranteed $80.0 million of this debt at June 30, 2015.

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired from North Atlantic Drilling Ltd (“NADL”), a related party, in 2013. SFL Linus held a newbuilding harsh environment jack-up drilling rig which upon delivery in February 2014 was leased to North Atlantic Linus Charterer Ltd. (“North Atlantic Charterer”), fully guaranteed by its parent company NADL. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL Linus has a put option to sell the vessel to North Atlantic Charterer at a fixed price at the end of the charter, which expires in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In October 2013, SFL Linus entered into a $475 million five year term loan and revolving credit facility to partly finance the acquisition of the rig. The facility was drawn when the rig was delivered to SFL Linus and the charter commenced in February 2014. At June 30, 2015, the balance outstanding under this facility was $377.5 million, and in addition $50.0 million was available to draw under the revolving part of the facility. The Company guaranteed $90.0 million of the debt at June 30, 2015. In February 2015, amendments were made to the lease, whereby Seadrill replaced NADL as lease guarantor.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 TEU container vessel on a bareboat charter basis, and leasing out the vessel on a time-charter basis to CMA CGM S.A. (“CMA CGM”). In November and December 2013, CMA CGM exercised its options to acquire the two vessel-owning entities, and the charter agreements were terminated in January and March 2014, respectively. The business activities of Bluelot and Corte Real were discontinued upon the re-delivery of their respective vessels to CMA CGM, since when they have been fully consolidated.

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities contain financial covenants, with which both Ship Finance and Seadrill must comply. As at June 30, 2015, Ship Finance and Seadrill were in compliance with all of the covenants under these long-term debt facilities.